Net Realised Gains on Financial Assets - Summary of Net Realised Gains on Financial Assets (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Realised gains		¥ 17,065	¥ 52,547	¥ 69,600
Subtotal		20,344	14,583	1,831
Debt securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	198	1,287	3,714
Impairment	[2]	(1,359)	288	(3,749)
Subtotal		(1,161)	1,575	(35)
Equity securities [member]
Disclosure of financial assets [line items]
Realised gains	[1]	42,867	24,925	4,504
Impairment	[2]	(21,362)	(11,917)	(2,638)
Subtotal		¥ 21,505	¥ 13,008	¥ 1,866

[1]	Realised gains were generated mainly from available-for-sale securities.
[2]	During the year ended 31 December 2021, the Group recognised an impairment charge of RMB 8 million on available-for-sale funds (2020: RMB111 million, 2019: RMB888 million); an impairment charge of RMB 21,354 million on available-for-sale stock securities (2020: RMB11,732 million, 2019: RMB1,750 million); no impairment charge on available-for-sale other equity securities (2020: RMB 74 million, 2019: nil); an impairment reversal of RMB 17 million on available-for-sale debt securities (2020: an impairment reversal of RMB 16 million, 2019: an impairment charge of RMB1,027 million); an impairment charge of RMB1,376 million on loans (2020: an impairment reversal of RMB275 million, 2019: an impairment charge of RMB2,718 million) and no impairment charge of held-to-maturity securities (2020: RMB3 million, 2019: RMB4 million), for which the Group determined that objective evidence of impairment existed.